Marketable Securities and Other Investments (Marketable Securities and Other Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Schedule of Investments [Line Items]
Available-for-sale	¥ 170,477	¥ 181,830
Other investments	12,428	13,217
Marketable securities and other investments (Non-current)	¥ 182,905	¥ 195,047